Stockholders' Equity and Stock Incentive Plans (Stock Options) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 17, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 16, 2012
Stock Options Activity [Roll Forward]
Outstanding, beginning of period		3,107,916	4,605,055	7,169,668
Granted		0	216,509	200,673
Canceled		(1,323,500)	(1,260,750)	(1,463,497)
Exercised		(241,964)	(452,898)	(1,301,789)
Outstanding, end of period		1,542,452	3,107,916	4,605,055
Exercisable		1,335,717	2,696,315
Stock Options Activity, Weighted Average Option Price [Roll Forward]
Outstanding, weighted average option price, beginning of period (in USD per share)		$ 23.36	$ 26.14	$ 25.73
Granted, weighted average option price (in USD per share)		0.00	17.50	19.98
Canceled, weighted average option price (in USD per share)		39.30	38.63	39.82
Exercised, weighted average option price (in USD per share)		8.61	6.49	7.53
Outstanding, weighted average option price, end of period (in USD per share)		11.99	23.36	$ 26.14
Exercisable, weighted average option price (in USD per share)		$ 11.00	$ 24.27
Additional Disclosures:
Outstanding, weighted average remaining term		5 years 3 months 24 days
Exercisable, weighted average remaining term		4 years 9 months 20 days	3 years 1 month 6 days
Outstanding, aggregate intrinsic value		$ 35,565
Exercisable, aggregate intrinsic value		32,128	$ 14,587
Total intrinsic value of in-the-money options exercised during the period		3,900	5,900	$ 11,100
Total fair value of options vested in period		1,600	$ 2,000	$ 1,900
Stock Options
Additional Disclosures:
Total unrecognized share-based compensation costs related to unvested stock options		$ 200
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition		1 year 4 months 26 days
Stock Incentive Plan 2012 [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock incentive plan	10 years
Increase in number of common shares authorized under Stock Incentive Plan	4,000,000
Number of common shares authorized for issuance under Stock Incentive Plan	21,000,000				17,000,000
Number of common shares available for grant under Stock Incentive Plan		4,400,000
Number of authorized and unissued common shares under Stock Incentive Plan		9,700,000
Award vesting period		3 years